Stockholders' Equity (Deficit) (Details 2)	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Summary of assumptions used in the estimated grant date fair value calculations for options granted
Dividend yield	0.00%	0.00%	0.00%
Volatility	50.00%	37.70%	50.00%
Maximum [Member]
Summary of assumptions used in the estimated grant date fair value calculations for options granted
Average risk-free interest rate	2.50%	1.91%	2.50%
Expected term, in years	10 years	5 years 9 months 7 days	10 years
Minimum [Member]
Summary of assumptions used in the estimated grant date fair value calculations for options granted
Average risk-free interest rate	1.70%	1.75%	1.70%
Expected term, in years	5 years 1 month 6 days	5 years	5 years 1 month 6 days